Taxes on Income (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Loss before taxes	$ 4,242	$ 2,503	$ 2,878
Statutory tax rate	23.00%	24.00%	25.00%
Tax benefit	$ 976	$ 601	$ 719
Permanent differences	(237)	(30)	(28)
Valuation allowance	(778)	(501)	(652)
Differences in tax rate		(36)	(65)
Translation differences	39	(34)	26
Tax expenses